Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Lease Agreements

At December 31, 2014, the future minimum payments for the operating leases are as follows (in thousands):

Year Ending December 31,	Future Minimum Payments
2015	$1,086
2016	1,113
2017	1,106
2018	963
2019 and thereafter	823

Total future minimum payments	$5,091

At December 31, 2014, the future minimum payments for the operating leases are as follows (in thousands):

At December 31, 2014	Operating Leases
2015	$1,086
2016	1,113
2017	1,106
2018	963
2019 and thereafter	823

Total future minimum payments	$5,091